INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Tables)	12 Months Ended
Mar. 31, 2024
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
Schedule of operating partnerships within the fund

	2024	2023
Series 20	—	—
Series 21	—	—
Series 22	—	—
Series 23	—	—
Series 24	—	—
Series 25	—	—
Series 26	—	—
Series 27	—	—
Series 28	—	—
Series 29	—	1
Series 30	—	—
Series 31	—	—
Series 32	—	—
Series 33	—	—
Series 34	1	1
Series 35	—	—
Series 36	—	—
Series 37	—	—
Series 38	—	—
Series 39	—	—
Series 40	—	—
Series 41	—	—
Series 42	—	—
Series 43	—	—
Series 44	—	—
Series 45	—	—
Series 46	1	3
	2	5

Schedule of contributions payable

	2024	2023
Series 20	$—	$—
Series 21	—	—
Series 22	—	—
Series 23	—	—
Series 24	—	—
Series 25	—	—
Series 26	—	—
Series 27	—	—
Series 28	—	—
Series 29	—	785
Series 30	—	—
Series 31	—	—
Series 32	—	—
Series 33	—	—
Series 34	—	—
Series 35	—	—
Series 36	—	—
Series 37	—	—
Series 38	—	—
Series 39	—	—
Series 40	—	—
Series 41	—	—
Series 42	—	—
Series 43	—	—
Series 44	—	—
Series 45	—	—
Series 46	—	—
	$—	$785

Summary of dispositions by series

During the year ended March 31, 2024 the Fund disposed of three Operating Partnerships. Gain on disposition is included in share of income (losses) from operating limited partnerships. A summary of the dispositions by Series for March 31, 2024 is as follows.

	Operating	Sale of	Partnership
	Partnership	Underlying	Partnership
	Interest	Operating	from	Gain on
	Transferred	Partnership	Disposition *	Disposition
Series 29	—	1	429,843	430,628
Series 34	—	—	—	—
Series 46	1	1	592,240	592,240
Total	1	2	$1,022,083	$1,022,868

* Fund proceeds from disposition does not include $785, which was due to a write - off of capital contributions payable as of March 31, 2024, for Series 29.

During the year ended March 31, 2023 the Fund disposed of nine Operating Partnerships. Gain on disposition is included in share of income (losses) from operating limited partnerships. A summary of the dispositions by Series for March 31, 2023 is as follows.

	Operating	Sale of	Partnership
	Partnership	Underlying	Proceeds
	Interest	Operating	from	Gain on
	Transferred	Partnership	Disposition	Disposition
Series 44	—	1	1,746,178	1,746,178
Series 45	2	2	1,411,858	1,411,858
Series 46	4	—	438,241	438,241
Total	6	3	$3,596,277	$3,596,277

Schedule of partnership's investments in operating limited partnerships.

The Fund’s investments in operating limited partnerships at March 31, 2024 are summarized as follows:

	Total	Series 20	Series 21

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$5,884,605	$—	$—

Acquisition costs of operating limited partnerships	288,550	—	—

Cumulative distributions from operating limited partnerships	(8,583)	—	—

Cumulative impairment loss in investments in operating limited partnerships	(3,408,346)	—	—

Cumulative losses from operating limited partnerships	(2,756,226)	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2024 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2023 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2024 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(288,550)	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(968,940)	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	3,408,346	—	—

Other	(114,274)	—	—

Equity per operating limited partnerships’ combined financial statements	$2,036,582	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2024 are summarized as follows:

	Series 22	Series 23	Series 24

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$—	$—

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Cumulative losses from operating limited partnerships	—	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2024 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2023 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2024 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Other	—	—	—

Equity per operating limited partnerships’ combined financial statements	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2024 are summarized as follows:

	Series 25	Series 26	Series 27

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$—	$—

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Cumulative losses from operating limited partnerships	—	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2024 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2023 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2024 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Other	—	—	—

Equity per operating limited partnerships’ combined financial statements	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2024 are summarized as follows:

	Series 28	Series 29	Series 30

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$—	$—

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Cumulative losses from operating limited partnerships	—	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2024 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2023 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2024 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Other	—	—	—

Equity per operating limited partnerships’ combined financial statements	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2024 are summarized as follows:

	Series 31	Series 32	Series 33

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$—	$—

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Cumulative losses from operating limited partnerships	—	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2024 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2023 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2024 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Other	—	—	—

Equity per operating limited partnerships’ combined financial statements	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2024 are summarized as follows:

	Series 34	Series 35	Series 36

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$2,097,333	$—	$—

Acquisition costs of operating limited partnerships	288,550	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	(833,360)	—	—

Cumulative losses from operating limited partnerships	(1,552,523)	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2024 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2023 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2024 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(288,550)	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(285,464)	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	833,360	—	—

Other	2	—	—

Equity per operating limited partnerships’ combined financial statements	$259,348	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2024 are summarized as follows:

	Series 37	Series 38	Series 39

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$—	$—

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Cumulative losses from operating limited partnerships	—	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2024 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2023 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2024 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Other	—	—	—

Equity per operating limited partnerships’ combined financial statements	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2024 are summarized as follows:

	Series 40	Series 41	Series 42

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$—	$—

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Cumulative losses from operating limited partnerships	—	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2024 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2023 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2024 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Other	—	—	—

Equity per operating limited partnerships’ combined financial statements	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2024 are summarized as follows:

	Series 43	Series 44	Series 45

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$—	$—

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Cumulative losses from operating limited partnerships	—	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2024 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2023 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2024 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Other	—	—	—

Equity per operating limited partnerships’ combined financial statements	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2024 are summarized as follows:

Series 46

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$3,787,272

Acquisition costs of operating limited partnerships	—

Cumulative distributions from operating limited partnerships	(8,583)

Cumulative impairment loss in investments in operating limited partnerships	(2,574,986)

Cumulative losses from operating limited partnerships	(1,203,703)

Investments in operating limited partnerships per balance sheet	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2024 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2023 (see note A).	—

The Fund has recorded acquisition costs at March 31, 2024 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(683,476)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—

Cumulative impairment loss in investments in operating limited partnerships	2,574,986

Other	(114,276)

Equity per operating limited partnerships’ combined financial statements	$1,777,234

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2023 are summarized as follows:

	Total	Series 20	Series 21

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$8,711,059	$—	$—

Acquisition costs of operating limited partnerships	389,379	—	—

Cumulative distributions from operating limited partnerships	(11,583)	—	—

Cumulative impairment loss in investments in operating limited partnerships	(4,986,236)	—	—

Cumulative losses from operating limited partnerships	(4,102,619)	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2023 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2022 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2023 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(288,550)	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	32,927	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,957,346)	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	—	—

Cumulative impairment loss in investments in operating limited partnerships	4,986,236	—	—

Other	(89,815)	—	—

Equity per operating limited partnerships’ combined financial statements	$2,683,452	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2023 are summarized as follows:

	Series 22	Series 23	Series 24

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$—	$—

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Cumulative losses from operating limited partnerships	—	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2023 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2022 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2023 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Other	—	—	—

Equity per operating limited partnerships’ combined financial statements	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2023 are summarized as follows:

	Series 25	Series 26	Series 27

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$—	$—

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Cumulative losses from operating limited partnerships	—	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2023 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2022 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2023 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Other	—	—	—

Equity per operating limited partnerships’ combined financial statements	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2023 are summarized as follows:

	Series 28	Series 29	Series 30

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$698,299	$—

Acquisition costs of operating limited partnerships	—	100,829	—

Cumulative distributions from operating limited partnerships	—	(3,000)	—

Cumulative impairment loss in investments in operating limited partnerships	—	(286,415)	—

Cumulative losses from operating limited partnerships	—	(509,713)	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2023 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2022 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2023 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	32,927	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	(625,357)	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	286,415	—

Other	—	(910)	—

Equity per operating limited partnerships’ combined financial statements	$—	$(306,925)	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2023 are summarized as follows:

	Series 31	Series 32	Series 33

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$—	$—

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Cumulative losses from operating limited partnerships	—	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2023 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2022 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2023 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Other	—	—	—

Equity per operating limited partnerships’ combined financial statements	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2023 are summarized as follows:

	Series 34	Series 35	Series 36

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$2,097,333	$—	$—

Acquisition costs of operating limited partnerships	288,550	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	(833,360)	—	—

Cumulative losses from operating limited partnerships	(1,552,523)	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2023 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2022 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2023 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(288,550)	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(493,394)	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	833,360	—	—

Other	2	—	—

Equity per operating limited partnerships’ combined financial statements	$51,418	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2023 are summarized as follows:

	Series 37	Series 38	Series 39

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$—	$—

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Cumulative losses from operating limited partnerships	—	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2023 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2022 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2023 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Other	—	—	—

Equity per operating limited partnerships’ combined financial statements	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2023 are summarized as follows:

	Series 40	Series 41	Series 42

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$—	$—

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Cumulative losses from operating limited partnerships	—	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2023 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2022 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2023 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Other	—	—	—

Equity per operating limited partnerships’ combined financial statements	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2023 are summarized as follows:

	Series 43	Series 44	Series 45

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$—	$—

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Cumulative losses from operating limited partnerships	—	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2023 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2022 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2023 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Other	—	—	—

Equity per operating limited partnerships’ combined financial statements	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2023 are summarized as follows:

Series 46

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$5,915,427

Acquisition costs of operating limited partnerships	—

Cumulative distributions from operating limited partnerships	(8,583)

Cumulative impairment loss in investments in operating limited partnerships	(3,866,461)

Cumulative losses from operating limited partnerships	(2,040,383)

Investments in operating limited partnerships per balance sheet	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2023 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2022 (see note A).	—

The Fund has recorded acquisition costs at March 31, 2023 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(838,595)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—

Cumulative impairment loss in investments in operating limited partnerships	3,866,461

Other	(88,907)

Equity per operating limited partnerships’ combined financial statements	$2,938,959

Schedule of combined summarized balance sheets of the operating limited partnerships.

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2023 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 20	Series 21
ASSETS

Buildings and improvements, net of accumulated depreciation	$3,459,686	$—	$—
Land	450,873	—	—
Other assets	795,499	—	—

	$4,706,058	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$2,770,353	$—	$—
Accounts payable and accrued expenses	79,640	—	—
Other liabilities	166,876	—	—

	3,016,869	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	2,036,582	—	—
Other partners	(347,393)	—	—

	1,689,189	—	—

	$4,706,058	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2023 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 22	Series 23	Series 24
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$—	$—
Land	—	—	—
Other assets	—	—	—

	$—	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$—	$—
Accounts payable and accrued expenses	—	—	—
Other liabilities	—	—	—

	—	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	—	—
Other partners	—	—	—

	—	—	—

	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2023 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 25	Series 26	Series 27
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$—	$—
Land	—	—	—
Other assets	—	—	—

	$—	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$—	$—
Accounts payable and accrued expenses	—	—	—
Other liabilities	—	—	—

	—	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	—	—
Other partners	—	—	—

	—	—	—

	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2023 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 28	Series 29	Series 30
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$—	$—
Land	—	—	—
Other assets	—	—	—

	$—	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$—	$—
Accounts payable and accrued expenses	—	—	—
Other liabilities	—	—	—

	—	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	—	—
Other partners	—	—	—

	—	—	—

	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2023 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 31	Series 32	Series 33
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$—	$—
Land	—	—	—
Other assets	—	—	—

	$—	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$—	$—
Accounts payable and accrued expenses	—	—	—
Other liabilities	—	—	—

	—	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	—	—
Other partners	—	—	—

	—	—	—

	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2023 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 34	Series 35	Series 36
ASSETS

Buildings and improvements, net of accumulated depreciation	$1,398,567	$—	$—
Land	142,576	—	—
Other assets	477,348	—	—

	$2,018,491	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$1,563,977	$—	$—
Accounts payable and accrued expenses	56,913	—	—
Other liabilities	138,437	—	—

	1,759,327	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	259,348	—	—
Other partners	(184)	—	—

	259,164	—	—

	$2,018,491	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2023 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 37	Series 38	Series 39
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$—	$—
Land	—	—	—
Other assets	—	—	—

	$—	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$—	$—
Accounts payable and accrued expenses	—	—	—
Other liabilities	—	—	—

	—	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	—	—
Other partners	—	—	—

	—	—	—

	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2023 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 40	Series 41	Series 42
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$—	$—
Land	—	—	—
Other assets	—	—	—

	$—	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$—	$—
Accounts payable and accrued expenses	—	—	—
Other liabilities	—	—	—

	—	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	—	—
Other partners	—	—	—

	—	—	—

	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2023 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 43	Series 44	Series 45
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$—	$—
Land	—	—	—
Other assets	—	—	—

	$—	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$—	$—
Accounts payable and accrued expenses	—	—	—
Other liabilities	—	—	—

	—	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	—	—
Other partners	—	—	—

	—	—	—

	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2023 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

Series 46
ASSETS

Buildings and improvements, net of accumulated depreciation	$2,061,119
Land	308,297
Other assets	318,151

$2,687,567

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$1,206,376
Accounts payable and accrued expenses	22,727
Other liabilities	28,439

1,257,542
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	1,777,234
Other partners	(347,209)

1,430,025

$2,687,567

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 20	Series 21
ASSETS

Buildings and improvements, net of accumulated depreciation	$6,700,678	$—	$—
Land	618,893	—	—
Other assets	1,427,057	—	—

	$8,746,628	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$5,132,015	$—	$—
Accounts payable and accrued expenses	323,275	—	—
Other liabilities	920,087	—	—

	6,375,377	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	2,683,452	—	—
Other partners	(312,201)	—	—

	2,371,251	—	—

	$8,746,628	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 22	Series 23	Series 24
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$—	$—
Land	—	—	—
Other assets	—	—	—

	$—	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$—	$—
Accounts payable and accrued expenses	—	—	—
Other liabilities	—	—	—

	—	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	—	—
Other partners	—	—	—

	—	—	—

	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 25	Series 26	Series 27
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$—	$—
Land	—	—	—
Other assets	—	—	—

	$—	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$—	$—
Accounts payable and accrued expenses	—	—	—
Other liabilities	—	—	—

	—	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	—	—
Other partners	—	—	—

	—	—	—

	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 28	Series 29	Series 30
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$462,481	$—
Land	—	—	—
Other assets	—	153,850	—

	$—	$616,331	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$680,065	$—
Accounts payable and accrued expenses	—	57,022	—
Other liabilities	—	422,843	—

	—	1,159,930	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	(306,925)	—
Other partners	—	(236,674)	—

	—	(543,599)	—

	$—	$616,331	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 31	Series 32	Series 33
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$—	$—
Land	—	—	—
Other assets	—	—	—

	$—	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$—	$—
Accounts payable and accrued expenses	—	—	—
Other liabilities	—	—	—

	—	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	—	—
Other partners	—	—	—

	—	—	—

	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 34	Series 35	Series 36
ASSETS

Buildings and improvements, net of accumulated depreciation	$1,487,388	$—	$—
Land	142,576	—	—
Other assets	281,647	—	—

	$1,911,611	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$1,595,568	$—	$—
Accounts payable and accrued expenses	62,595	—	—
Other liabilities	202,235	—	—

	1,860,398	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	51,418	—	—
Other partners	(205)	—	—

	51,213	—	—

	$1,911,611	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 37	Series 38	Series 39
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$—	$—
Land	—	—	—
Other assets	—	—	—

	$—	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$—	$—
Accounts payable and accrued expenses	—	—	—
Other liabilities	—	—	—

	—	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	—	—
Other partners	—	—	—

	—	—	—

	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 40	Series 41	Series 42
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$—	$—
Land	—	—	—
Other assets	—	—	—

	$—	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$—	$—
Accounts payable and accrued expenses	—	—	—
Other liabilities	—	—	—

	—	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	—	—
Other partners	—	—	—

	—	—	—

	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 43	Series 44	Series 45
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$—	$—
Land	—	—	—
Other assets	—	—	—

	$—	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$—	$—
Accounts payable and accrued expenses	—	—	—
Other liabilities	—	—	—

	—	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	—	—
Other partners	—	—	—

	—	—	—

	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

Series 46
ASSETS

Buildings and improvements, net of accumulated depreciation	$4,750,809
Land	476,317
Other assets	991,560

6,218,686

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$2,856,382
Accounts payable and accrued expenses	203,658
Other liabilities	295,009

3,355,049
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	2,938,959
Other partners	(75,322)

2,863,637

$6,218,686

Schedule of summarized statement of operations in operating partnerships.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2023 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2023 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 20	Series 21
Revenue
Rent	$1,394,559	$—	$—
Interest and other	30,409	—	—

	1,424,968	—	—
Expenses
Interest	133,481	—	—
Depreciation and amortization	254,955	—	—
Taxes and insurance	184,992	—	—
Repairs and maintenance	297,334	—	—
Operating expenses	388,188	—	—
Other expenses	6,357	—	—

	1,265,307	—	—

NET INCOME (LOSS)	$159,661	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$159,645	$—	$—

Net income (loss) allocated to other partners	$16	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2023 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2023 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 22	Series 23	Series 24
Revenue
Rent	$—	$—	$—
Interest and other	—	—	—

	—	—	—
Expenses
Interest	—	—	—
Depreciation and amortization	—	—	—
Taxes and insurance	—	—	—
Repairs and maintenance	—	—	—
Operating expenses	—	—	—
Other expenses	—	—	—

	—	—	—

NET INCOME (LOSS)	$—	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2023 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2023 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 25	Series 26	Series 27
Revenue
Rent	$—	$—	$—
Interest and other	—	—	—

	—	—	—
Expenses
Interest	—	—	—
Depreciation and amortization	—	—	—
Taxes and insurance	—	—	—
Repairs and maintenance	—	—	—
Operating expenses	—	—	—
Other expenses	—	—	—

	—	—	—

NET INCOME (LOSS)	$—	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2023 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 202 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 28	Series 29	Series 30
Revenue
Rent	$—	$—	$—
Interest and other	—	—	—

	—	—	—
Expenses
Interest	—	—	—
Depreciation and amortization	—	—	—
Taxes and insurance	—	—	—
Repairs and maintenance	—	—	—
Operating expenses	—	—	—
Other expenses	—	—	—

	—	—	—

NET INCOME (LOSS)	$—	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2023 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2023 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 31	Series 32	Series 33
Revenue
Rent	$—	$—	$—
Interest and other	—	—	—

	—	—	—
Expenses
Interest	—	—	—
Depreciation and amortization	—	—	—
Taxes and insurance	—	—	—
Repairs and maintenance	—	—	—
Operating expenses	—	—	—
Other expenses	—	—	—

	—	—	—

NET INCOME (LOSS)	$—	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2023 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2023 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 34	Series 35	Series 36
Revenue
Rent	$766,876	$—	$—
Interest and other	17,503	—	—

	784,379	—	—
Expenses
Interest	82,364	—	—
Depreciation and amortization	88,821	—	—
Taxes and insurance	104,026	—	—
Repairs and maintenance	146,234	—	—
Operating expenses	154,983	—	—
Other expenses	—	—	—

	576,428	—	—

NET INCOME (LOSS)	$207,951	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$207,930	$—	$—

Net income (loss) allocated to other partners	$21	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2023 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2023 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 37	Series 38	Series 39
Revenue
Rent	$—	$—	$—
Interest and other	—	—	—

	—	—	—
Expenses
Interest	—	—	—
Depreciation and amortization	—	—	—
Taxes and insurance	—	—	—
Repairs and maintenance	—	—	—
Operating expenses	—	—	—
Other expenses	—	—	—

	—	—	—

NET INCOME (LOSS)	$—	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2023 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2023 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 40	Series 41	Series 42
Revenue
Rent	$—	$—	$—
Interest and other	—	—	—

	—	—	—
Expenses
Interest	—	—	—
Depreciation and amortization	—	—	—
Taxes and insurance	—	—	—
Repairs and maintenance	—	—	—
Operating expenses	—	—	—
Other expenses	—	—	—

	—	—	—

NET INCOME (LOSS)	$—	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2023 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2023 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 43	Series 44	Series 45
Revenue
Rent	$—	$—	$—
Interest and other	—	—	—

	—	—	—
Expenses
Interest	—	—	—
Depreciation and amortization	—	—	—
Taxes and insurance	—	—	—
Repairs and maintenance	—	—	—
Operating expenses	—	—	—
Other expenses	—	—	—

	—	—	—

NET INCOME (LOSS)	$—	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2023 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2023 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Series 46
Revenue
Rent	$627,683
Interest and other	12,906

640,589
Expenses
Interest	51,117
Depreciation and amortization	166,134
Taxes and insurance	80,966
Repairs and maintenance	151,100
Operating expenses	233,205
Other expenses	6,357

688,879

NET INCOME (LOSS)	$(48,290)

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$(48,285)

Net income (loss) allocated to other partners	$(5)

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2022 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 20	Series 21
Revenue
Rent	$2,125,074	$—	$—
Interest and other	35,440	—	—

	2,160,514	—	—
Expenses
Interest	200,423	—	—
Depreciation and amortization	427,098	—	—
Taxes and insurance	290,078	—	—
Repairs and maintenance	505,005	—	—
Operating expenses	872,426	—	—
Other expenses	5,719	—	—

	2,300,749	—	—

NET INCOME (LOSS)	$(140,235)	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$(167,240)	$—	$—

Net income (loss) allocated to other partners	$27,005	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2022 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 22	Series 23	Series 24
Revenue
Rent	$—	$—	$—
Interest and other	—	—	—

	—	—	—
Expenses
Interest	—	—	—
Depreciation and amortization	—	—	—
Taxes and insurance	—	—	—
Repairs and maintenance	—	—	—
Operating expenses	—	—	—
Other expenses	—	—	—

	—	—	—

NET INCOME (LOSS)	$—	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2022 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 25	Series 26	Series 27
Revenue
Rent	$—	$—	$—
Interest and other	—	—	—

	—	—	—
Expenses
Interest	—	—	—
Depreciation and amortization	—	—	—
Taxes and insurance	—	—	—
Repairs and maintenance	—	—	—
Operating expenses	—	—	—
Other expenses	—	—	—

	—	—	—

NET INCOME (LOSS)	$—	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2022 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 28	Series 29	Series 30
Revenue
Rent	$—	$403,321	$—
Interest and other	—	—	—

	—	403,321	—
Expenses
Interest	—	26,119	—
Depreciation and amortization	—	54,308	—
Taxes and insurance	—	45,201	—
Repairs and maintenance	—	68,242	—
Operating expenses	—	260,066	—
Other expenses	—	—	—

	—	453,936	—

NET INCOME (LOSS)	$—	$(50,615)	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$(50,109)	$—

Net income (loss) allocated to other partners	$—	$(506)	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2022 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 31	Series 32	Series 33
Revenue
Rent	$—	$—	$—
Interest and other	—	—	—

	—	—	—
Expenses
Interest	—	—	—
Depreciation and amortization	—	—	—
Taxes and insurance	—	—	—
Repairs and maintenance	—	—	—
Operating expenses	—	—	—
Other expenses	—	—	—

	—	—	—

NET INCOME (LOSS)	$—	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2022 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 34	Series 35	Series 36
Revenue
Rent	$626,759	$—	$—
Interest and other	23,948	—	—

	650,707	—	—
Expenses
Interest	83,862	—	—
Depreciation and amortization	88,429	—	—
Taxes and insurance	101,842	—	—
Repairs and maintenance	197,528	—	—
Operating expenses	151,523	—	—
Other expenses	—	—	—

	623,184	—	—

NET INCOME (LOSS)	$27,523	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$27,523	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2022 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 37	Series 38	Series 39
Revenue
Rent	$—	$—	$—
Interest and other	—	—	—

	—	—	—
Expenses
Interest	—	—	—
Depreciation and amortization	—	—	—
Taxes and insurance	—	—	—
Repairs and maintenance	—	—	—
Operating expenses	—	—	—
Other expenses	—	—	—

	—	—	—

NET INCOME (LOSS)	$—	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2022 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 40	Series 41	Series 42
Revenue
Rent	$—	$—	$—
Interest and other	—	—	—

	—	—	—
Expenses
Interest	—	—	—
Depreciation and amortization	—	—	—
Taxes and insurance	—	—	—
Repairs and maintenance	—	—	—
Operating expenses	—	—	—
Other expenses	—	—	—

	—	—	—

NET INCOME (LOSS)	$—	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2022 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 43	Series 44	Series 45
Revenue
Rent	$—	$—	$—
Interest and other	—	—	—

	—	—	—
Expenses
Interest	—	—	—
Depreciation and amortization	—	—	—
Taxes and insurance	—	—	—
Repairs and maintenance	—	—	—
Operating expenses	—	—	—
Other expenses	—	—	—

	—	—	—

NET INCOME (LOSS)	$—	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2022 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Series 46
Revenue
Rent	$1,094,994
Interest and other	11,492

1,106,486
Expenses
Interest	90,442
Depreciation and amortization	284,361
Taxes and insurance	143,035
Repairs and maintenance	239,235
Operating expenses	460,837
Other expenses	5,719

1,223,629

NET INCOME (LOSS)	$(117,143)

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$(117,131)

Net income (loss) allocated to other partners	$(12)